Sales - Trade receivables - Categories (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Net trade receivables, depreciated according to their age	€ 1,332	€ 1,191
Net trade receivables, depreciated according to other criteria	453	324
Net trade receivables past due	1,785	1,515
Net trade receivables not past due	4,399	4,790
Net trade receivables	€ 6,184	€ 6,305	€ 6,029